Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

21.Subsequent events

Subsequent to December 31, 2025, the Company:

(a)	Received cash proceeds of $1,939,770 from the exercise of 985,000 stock options.
(b)	received cash proceeds of $829,360 from the exercise of 296,369 warrants.
(c)	entered into an employment agreement with Dr. Adam Rogers, under which he was appointed President and Chief Executive Officer of both NervGen US Inc. and NervGen Pharma Corp., with terms including a US$350,000 annual base salary, participation in incentive and benefits programs, and equity awards consisting of stock options, fully vested shares, and performance-based restricted stock units.
(d)	announced that its Common Shares will be voluntarily delisted from the TSX-V effective March 16, 2026. Concurrently, the Company’s ATM Program was terminated on March 12, 2026. Through March 12, 2026, we issued and sold 949,945 Common Shares under the ATM Program at a weighted average price of $2.92 per Common Share, for aggregate gross proceeds of $2,775,746. We also paid cash placement fees of $55,515 to the Agent resulting in aggregate net proceeds of $2,720,230.